Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Computers	$ 11,788	$ 11,788	$ 11,788
Office Furniture	23,908	23,908
Building & Improvement	29,673	29,673	25,000
Forklift 1	3,000	3,000	3,000
Forklift 2	2,871	2,871	2,871
Truck 2019 Hino 155 3710	24,865	24,865	24,865
Truck 2019 Hino 155 7445	34,213	34,213	34,213
Truck 2018 Hino 155 5347	30,181	30,181	30,181
Truck 2018 Hino 155 5647	30,181	30,181	30,181
Truck 2019 Hino 155 5680	29,592	29,592	30,181
Machinery & Equipment	994,540	994,540	913,696
Leasehold Improvements	66,932	66,932
Office Equipment	62,400	62,400	62,400
Vehicles	409,108	409,108	409,108
Accumulated Depreciation	(717,628)	(583,810)	(99,815)
Property, plant and equipment, net	$ 1,035,623	$ 1,169,441	$ 1,477,668